UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Legg Mason ClearBridge Equity Income Builder Fund

Schedule of Investments	October 31, 2009

Shares	Security	Value
COMMON STOCKS - 75.8%
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 1.5%
10,000	McDonald’s Corp.	$586,100

Media - 2.3%
76,000	Reed Elsevier PLC (a)	577,289
11,000	Thomson Corp.	348,150

	Total Media	925,439

Specialty Retail - 0.9%
15,000	Home Depot Inc.	376,350

	TOTAL CONSUMER DISCRETIONARY	1,887,889

CONSUMER STAPLES - 16.2%
Food & Staples Retailing - 2.3%
18,500	Wal-Mart Stores Inc.	919,080

Food Products - 6.1%
38,000	H.J. Heinz Co.	1,529,120
32,000	Kraft Foods Inc., Class A Shares	880,640

	Total Food Products	2,409,760

Household Products - 7.8%
26,000	Kimberly-Clark Corp.	1,590,160
26,500	Procter & Gamble Co.	1,537,000

	Total Household Products	3,127,160

	TOTAL CONSUMER STAPLES	6,456,000

ENERGY - 9.4%
Energy Equipment & Services - 1.3%
5,500	Diamond Offshore Drilling Inc.	523,875

Oil, Gas & Consumable Fuels - 8.1%
22,000	BP PLC, ADR	1,245,640
1,800	BP Prudhoe Bay Royalty Trust	138,150
9,000	San Juan Basin Royalty Trust	160,290
25,000	Spectra Energy Corp.	478,000
20,000	Total SA, ADR	1,201,400

	Total Oil, Gas & Consumable Fuels	3,223,480

	TOTAL ENERGY	3,747,355

FINANCIALS - 9.0%
Insurance - 3.4%
240	Chubb Corp.	11,645
27,000	Travelers Cos. Inc.	1,344,330

	Total Insurance	1,355,975

Real Estate Investment Trusts (REITs) - 4.2%
53,000	Annaly Capital Management Inc.	896,230
1,400	AvalonBay Communities Inc.	96,292
190,000	Chimera Investment Corp.	663,100

	Total Real Estate Investment Trusts (REITs)	1,655,622

Thrifts & Mortgage Finance - 1.4%
36,000	People’s United Financial Inc.	577,080

	TOTAL FINANCIALS	3,588,677

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Schedule of Investments (continued)	October 31, 2009

Shares	Security	Value
HEALTH CARE - 7.5%
Pharmaceuticals - 7.5%
6,430	Abbott Laboratories	$325,165
30,000	Bristol-Myers Squibb Co.	654,000
6,500	GlaxoSmithKline PLC, ADR	267,540
21,500	Johnson & Johnson	1,269,575
8,000	Novartis AG, ADR	415,600
4,000	Pfizer Inc.	68,120

	TOTAL HEALTH CARE	3,000,000

INDUSTRIALS - 8.6%
Aerospace & Defense - 2.8%
7,500	Honeywell International Inc.	269,175
9,000	Lockheed Martin Corp.	619,110
3,500	United Technologies Corp.	215,075

	Total Aerospace & Defense	1,103,360

Air Freight & Logistics - 0.8%
6,000	United Parcel Service Inc., Class B Shares	322,080

Commercial Services & Supplies - 2.9%
39,000	Waste Management Inc.	1,165,320

Electrical Equipment - 1.0%
10,000	Emerson Electric Co.	377,500

Industrial Conglomerates - 1.1%
4,500	3M Co.	331,065
8,600	General Electric Co.	122,636

	Total Industrial Conglomerates	453,701

	TOTAL INDUSTRIALS	3,421,961

INFORMATION TECHNOLOGY - 4.7%
IT Services - 2.1%
21,500	Automatic Data Processing Inc.	855,700

Semiconductors & Semiconductor Equipment - 1.9%
8,500	Linear Technology Corp.	219,980
22,510	Microchip Technology Inc.	539,340

	Total Semiconductors & Semiconductor Equipment	759,320

Software - 0.7%
10,000	Microsoft Corp.	277,300

	TOTAL INFORMATION TECHNOLOGY	1,892,320

MATERIALS - 2.1%
Chemicals - 2.1%
15,000	E.I. du Pont de Nemours & Co.	477,300
6,500	PPG Industries Inc.	366,795

	TOTAL MATERIALS	844,095

TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 6.2%
30,000	AT&T Inc.	770,100
40,000	Verizon Communications Inc.	1,183,600
54,000	Windstream Corp.	520,560

	TOTAL TELECOMMUNICATION SERVICES	2,474,260

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Schedule of Investments (continued)	October 31, 2009

Shares	Security	Value
UTILITIES - 7.4%
Electric Utilities - 5.5%
10,000	American Electric Power Co. Inc.	$302,200
28,000	Duke Energy Corp.	442,960
9,000	Exelon Corp.	422,640
5,200	FPL Group Inc.	255,320
20,000	Progress Energy Inc.	750,600

	Total Electric Utilities	2,173,720

Multi-Utilities - 1.9%
61,000	CenterPoint Energy Inc.	768,600

	TOTAL UTILITIES	2,942,320

	TOTAL COMMON STOCKS (Cost - $28,335,514)	30,254,877

CONVERTIBLE PREFERRED STOCKS - 4.6%
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
900	El Paso Corp., 4.990%	786,600

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
2,510	Avery Dennison Corp., 7.875%	94,752

MATERIALS - 0.5%
Chemicals - 0.5%
6,000	Celanese Corp., 4.250%	210,900

UTILITIES - 1.8%
Electric Utilities - 1.8%
15,000	FPL Group Inc., 8.375%	731,250

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,638,564)	1,823,502

PREFERRED STOCKS - 5.0%
CONSUMER DISCRETIONARY - 1.8%
Media - 1.8%
13,000	CBS Corp., 7.250%	279,500
18,000	Comcast Corp., Series B, 7.000%	439,920

	TOTAL CONSUMER DISCRETIONARY	719,420

FINANCIALS - 2.1%
Insurance - 2.1%
39,690	MetLife Inc., Series B, 6.500%	862,464

UTILITIES - 1.1%
Electric Utilities - 1.1%
7,090	Great Plains Energy Inc., 12.000%	438,162

	TOTAL PREFERRED STOCKS (Cost - $1,792,343)	2,020,046

Face Amount
CONVERTIBLE BONDS & NOTES - 3.0%
INFORMATION TECHNOLOGY - 3.0%
Internet Software & Services - 2.1%
$1,000,000	VeriSign Inc., 3.250% due 8/15/37	853,750

Software - 0.9%
300,000	Sybase Inc., Senior Notes, 3.500% due 8/15/29 (b)	335,250

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,007,182)	1,189,000

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Schedule of Investments (continued)	October 31, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES - 5.6%
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.6%
$265,000	CVS Caremark Corp., Subordinated Bonds, 6.302% due 6/1/37 (c)	$228,030

FINANCIALS - 5.0%
Diversified Financial Services - 2.5%
1,000,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (c)(d)	1,008,738

Insurance - 2.5%
1,100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (c)	991,411

	TOTAL FINANCIALS	2,000,149

	TOTAL CORPORATE BONDS & NOTES (Cost - $1,734,957)	2,228,179

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $34,508,560)	37,515,604

SHORT-TERM INVESTMENT - 5.5%
Repurchase Agreement - 5.5%
2,191,000	State Street Bank & Trust Co., dated 10/30/09, 0.010% due 11/2/09; Proceeds due at maturity - $2,191,002; (Fully collateralized by U.S. Treasury Bills, 0.000% due 4/15/10; Market value - $2,238,432) (Cost - $2,191,000)	2,191,000

	TOTAL INVESTMENTS - 99.5% (Cost - $36,699,560#)	39,706,604
	Other Assets in Excess of Liabilities - 0.5%	190,864

	TOTAL NET ASSETS - 100.0%	$39,897,468

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2009.

(d)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is $36,737,959.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Statement of Assets and Liabilities

October 31, 2009

ASSETS:
Investments, at value (Cost - $36,699,560)	$39,706,604
Foreign currency, at value (Cost - $2)	2
Cash	371
Receivable for securities sold	560,906
Receivable for Fund shares sold	321,926
Dividends and interest receivable	99,416
Receivable from investment manager	1,717
Prepaid expenses	18,713

Total Assets	40,709,655

LIABILITIES:
Payable for securities purchased	720,505
Distribution fees payable	11,021
Payable for Fund shares repurchased	8,086
Trustees’ fees payable	2,136
Accrued expenses	70,439

Total Liabilities	812,187

Total Net Assets	$39,897,468

NET ASSETS:
Par value (Note 7)	$36
Paid-in capital in excess of par value	36,625,604
Undistributed net investment income	126,862
Accumulated net realized gain on investments, written options and foreign currency transactions	137,922
Net unrealized appreciation on investments	3,007,044

Total Net Assets	$39,897,468

Shares Outstanding:
Class A	2,850,845

Class C	479,728

Class I	222,918

Net Asset Value:
Class A (and redemption price)	$11.23

Class C*	$11.23

Class I (and redemption price)	$11.23

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.92

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Statement of Operations

For the year ended October 31, 2009

INVESTMENT INCOME:
Dividends	$953,777
Interest	163,368
Less: Foreign taxes withheld	(4,659)

Total Investment Income	1,112,486

EXPENSES:
Investment management fee (Note 2)	179,662
Registration fees	91,936
Distribution fees (Notes 2 and 5)	81,168
Shareholder reports (Note 5)	75,439
Legal fees	62,385
Audit and tax	33,004
Transfer agent fees (Note 5)	23,260
Trustees’ fees	3,959
Custody fees	906
Insurance	258
Miscellaneous expenses	7,664

Total Expenses	559,641

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(286,840)

Net Expenses	272,801

Net Investment Income	839,685

REALIZED AND UNREALIZED GAIN ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):
Net Realized Gain From:
Investment transactions	173,816
Written options	11,400
Foreign currency transactions	165

Net Realized Gain	185,381

Change in Net Unrealized Appreciation/Depreciation From Investments	4,065,005

Net Gain on Investments, Written Options and Foreign Currency Transactions	4,250,386

Increase in Net Assets From Operations	$5,090,071

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Statements of Changes in Net Assets

For the years ended October 31,

	2009	2008†
OPERATIONS:
Net investment income	$839,685	$57,937
Net realized gain (loss)	185,381	(47,294)
Change in net unrealized appreciation/depreciation	4,065,005	(1,057,961)

Increase (Decrease) in Net Assets From Operations	5,090,071	(1,047,318)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(821,790)	(29,000)

Decrease in Net Assets From Distributions to Shareholders	(821,790)	(29,000)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	28,877,382	10,127,123
Reinvestment of distributions	805,719	29,000
Cost of shares repurchased	(3,133,719)	—

Increase in Net Assets From Fund Share Transactions	26,549,382	10,156,123

Increase in Net Assets	30,817,663	9,079,805
NET ASSETS:
Beginning of year	9,079,805	—

End of year*	$39,897,468	$9,079,805

* Includes undistributed net investment income of:	$126,862	$40,606

†	For the period August 29, 2008 (inception date) to October 31, 2008.

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	Class A Shares(1)
	2009	2008(2)
Net Asset Value, Beginning of Year	$10.17	$11.40

Income (Loss) From Operations:
Net investment income	0.37	0.07
Net realized and unrealized gain (loss)	1.05	(1.27)

Total Income (Loss) From Operations	1.42	(1.20)

Less Distributions From:
Net investment income	(0.36)	(0.03)

Total Distributions	(0.36)	(0.03)

Net Asset Value, End of Year	$11.23	$10.17

Total Return(3)	14.37%	(10.52	) %

Net Assets, End of Year (000s)	$32,008	$8,629
Ratios to Average Net Assets:
Gross expenses	2.29%	7.25	%(4)
Net expenses(5)(6)	1.05	1.05	(4)(7)
Net investment income	3.59	3.81	(4)
Portfolio Turnover Rate	12%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period August 29, 2008 (inception date) to October 31, 2008.

(3)	Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.05% through December 31, 2011.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	Class C Shares(1)
	2009	2008(2)
Net Asset Value, Beginning of Year	$10.17	$11.40

Income (Loss) From Operations:
Net investment income	0.30	0.05
Net realized and unrealized gain (loss)	1.04	(1.25)

Total Income (Loss) From Operations	1.34	(1.20)

Less Distributions From:
Net investment income	(0.28)	(0.03)

Total Distributions	(0.28)	(0.03)

Net Asset Value, End of Year	$11.23	$10.17

Total Return(3)	13.51%	(10.57)%

Net Assets, End of Year (000s)	$5,385	$92

Ratios to Average Net Assets:
Gross expenses	2.73%	8.01	%(4)
Net expenses(5)(6)	1.80	1.80	(4)(7)
Net investment income	2.89	3.06	(4)
Portfolio Turnover Rate	12%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period August 29, 2008 (inception date) to October 31, 2008.

(3)	Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.80% through December 31, 2011.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason ClearBridge Equity Income Builder Fund

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	Class I Shares(1)
	2009	2008(2)
Net Asset Value, Beginning of Year	$10.18	$11.40

Income (Loss) From Operations:
Net investment income	0.39	0.07
Net realized and unrealized gain (loss)	1.04	(1.25)

Total Income (Loss) From Operations	1.43	(1.18)

Less Distributions From:
Net investment income	(0.38)	(0.04)

Total Distributions	(0.38)	(0.04)

Net Asset Value, End of Year	$11.23	$10.18

Total Return(3)	14.54%	(10.41)%

Net Assets, End of Year (000s)	$2,504	$90

Ratios to Average Net Assets:
Gross expenses	1.80%	7.05	%(4)
Net expenses(5)(6)	0.80	0.80	(4)(7)
Net investment income	3.82	4.06	(4)
Portfolio Turnover Rate	12%	3%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period August 29, 2008 (inception date) through October 31, 2008.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.80% through December 31, 2011.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Equity Income Builder Fund (formerly known as Legg Mason Partners Equity Income Builder Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through December 21, 2009, the issuance date of the financial statements.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long term investments:
Common stocks:
Consumer discretionary	$1,310,600	$577,289	—	$1,887,889
Other common stocks†	28,366,988	—	—	28,366,988

Total common stocks	29,677,588	577,289	—	30,254,877

Convertible preferred stocks	1,036,902	786,600	—	1,823,502
Preferred stocks	2,020,046	—	—	2,020,046
Convertible bonds & notes	—	1,189,000	—	1,189,000
Corporate bonds & notes	—	2,228,179	—	2,228,179

Total long term investments	32,734,536	4,781,068	—	37,515,604

Short term investment†	—	2,191,000	—	2,191,000

Total	$32,734,536	$6,972,068	—	$39,706,604

†	See schedule of investments for additional detailed categorizations.

Notes to Financial Statements (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) REIT Distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs.

(f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(g) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Notes to Financial Statements (continued)

(h) Share Class Accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(i) Fees Paid Indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations. Interest expense, if any, paid to the custodian related to cash overdrafts is included in interest expense in the Statement of Operations.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

UNDISTRIBUTED NET INVESTMENT INCOME		ACCUMULATED NET REALIZED GAIN	PAID-IN CAPITAL
(a) $	68,196	—	$(68,196)
(b)	165	$(165)	—

(a)	Reclassifications are primarily due to non-deductible offering costs for tax purposes.

(b)	Reclassifications are primarily due to foreign currency transactions treated as ordinary income for tax purposes.

2. Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

As a result of an expense limitation, the ratio of expenses other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A, C, and I shares will not exceed 1.05%, 1.80% and 0.80%, respectively, through December 31, 2011.

During the year ended October 31, 2009, LMPFA waived a portion of its fee in the amount of $179,662. In addition, during the year ended October 31, 2009, the Fund was reimbursed for expenses in the amount of $107,178.

Notes to Financial Statements (continued)

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective July 22, 2009, the Fund’s Class FI, Class IS and Class R shares were liquidated.

For the year ended October 31, 2009, LMIS and its affiliates received sales charges of approximately $61,000 on sales of the Fund’s Class A shares. In addition, for the year ended October 31, 2009, CDSCs paid to LMIS and its affiliates on sales of the Fund’s Class C shares were approximately $3,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended October 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$29,219,646
Sales	2,425,749

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,468,823
Gross unrealized depreciation	(500,178)

Net unrealized appreciation	$2,968,645

During the year ended October 31, 2009, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding October 31, 2008	—	—
Options written	170	18,030
Options closed	(170)	(18,030)
Options expired	—	—
Written options, outstanding October 31, 2009	—	—

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At October 31, 2009, the Fund did not hold any derivative instruments outstanding. During the year ended October 31, 2009, the Fund had an average market value of $240 in written options.

Notes to Financial Statements (continued)

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended October 31, 2009. The table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period.

Amount of Realized Gain or (Loss) on Derivatives Recognized

	Equity Contracts Risk	Other Contracts Risk	Total
Written Options	$11,400	—	$11,400

5. Class Specific Expenses, Waivers and/or Reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of Class C shares. Distribution fees are accrued daily and paid monthly.

For the year ended October 31, 2009, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses†
Class A	$49,219	$16,753	$68,414
Class C	31,478	3,868	1,399
Class FI‡	157	379	538
Class R‡	314	379	538
Class I	—	1,502	846
Class IS‡	—	379	538

Total	$81,168	$23,260	$72,273

†	For the period November 1, 2008 through September 21, 2009. Subsequent to September 21, 2009, these expenses were accrued as common fund expenses.

‡	Class FI, Class R and Class IS shares were liquidated on July 22, 2009.

For the year ended October 31, 2009, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class A	$243,555
Class C	29,337
Class FI†	1,535
Class R†	1,536
Class I	9,340
Class IS†	1,537

Total	$286,840

†	Class FI, Class R and Class IS shares were liquidated on July 22, 2009.

6. Distributions to Shareholders by Class

	Year Ended October 31, 2009	Year Ended October 31, 2008†
Net Investment Income:
Class A	$694,921	$27,587
Class C	82,917	232
Class FI‡	2,353	290
Class R‡	2,188	271
Class I	36,892	310
Class IS‡	2,519	310

Total	$821,790	$29,000

†	For the period August 29, 2008 (inception date) to October 31, 2008.

‡	Class FI, Class R and Class IS shares were liquidated on July 22, 2009.

Notes to Financial Statements (continued)

7. Shares of Beneficial Interest

At October 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended October 31, 2009		Year Ended October 31, 2008†
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,124,428	$21,298,727	845,526	$9,624,123
Shares issued on reinvestment	66,648	691,144	2,543	27,587
Shares repurchased	(188,300)	(1,975,932)	—	—

Net Increase	2,002,776	$20,013,939	848,069	$9,651,710

Class C
Shares sold	526,209	$5,174,472	9,083	$103,000
Shares issued on reinvestment	7,022	73,386	21	232
Shares repurchased	(62,607)	(672,028)	—	—

Net Increase	470,624	$4,575,830	9,104	$103,232

Class FI‡
Shares sold	—	—	8,772	$100,000
Shares issued on reinvestment	239	$2,353	27	290
Shares repurchased	(9,038)	(96,119)	—	—

Net Increase (Decrease)	(8,799)	$(93,766)	8,799	$100,290

Class R‡
Shares sold	—	—	8,772	$100,000
Shares issued on reinvestment	223	$2,188	25	271
Shares repurchased	(9,020)	(95,906)	—	—

Net Increase (Decrease)	(8,797)	$(93,718)	8,797	$100,271

Class I
Shares sold	228,997	$2,404,183	8,772	$100,000
Shares issued on reinvestment	3,222	34,129	28	310
Shares repurchased	(18,101)	(197,310)	—	—

Net Increase	214,118	$2,241,002	8,800	$100,310

Class IS‡
Shares sold	—	—	8,772	$100,000
Shares issued on reinvestment	257	$2,519	28	310
Shares repurchased	(9,057)	(96,424)	—	—

Net Increase (Decrease)	(8,800)	$(93,905)	8,800	$100,310

†	For the period August 29, 2008 (inception date) to October 31, 2009.

‡	Class FI, Class R and Class IS shares were liquidated on July 22, 2009.

Notes to Financial Statements (continued)

8. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, were as follows:

	2009	2008
Distributions Paid From:
Ordinary Income	$821,790	$29,000

As of October 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income - net	$348,215
Other book/tax temporary differences (a)	(45,032)
Unrealized appreciation/(depreciation) (b)	2,968,645

Total accumulated earnings / (losses) - net	$3,271,828

During the taxable year ended October 31, 2009, the Fund utilized $47,294 of its capital loss carryover available from prior years.

(a)	Other book/tax temporary differences are attributable primarily to the book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the book/tax differences in the treatment of contingent payment debt securities.

9. Subsequent Event.

In August 2009, the Board of Trustees on behalf of the Fund approved a reorganization pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by Legg Mason ClearBridge Capital and Income Fund (the “Acquiring Fund”), a series of Legg Mason Partners Equity Trust, in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to Fund shareholders.

At a meeting held on November 24, 2009, shareholders voted to approve the reorganization. The reorganization occurred at the close of business on December 4, 2009.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason ClearBridge Equity Income Builder Fund (formerly Legg Mason Partners Equity Income Builder Fund), a series of Legg Mason Partners Equity Trust, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from August 29, 2008 (inception date) to October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason ClearBridge Equity Income Builder Fund as of October 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 21, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2009 and for the taxable period ended December 7, 2009:

Record date: Payable date:	12/26/2008 12/29/2008	3/30/2009 3/31/2009	6/29/2009 6/30/2009	9/29/2009 9/30/2009	12/01/2009 12/02/2009

Ordinary income: Qualified dividend income for individuals	65.00%	71.40%	71.40%	71.40%	79.81	%(1)

Dividends qualifying for the dividends received deduction for corporations	55.00%	65.98%	65.98%	65.98%	73.11	%(1)

Tax return of capital	–	–	–	–	10.07	%(2)

Please retain this information for your records.

(1)	Expressed as a percentage of the total distribution paid less the Tax Return of Capital.

(2)	Expressed as a percentage of the total distribution paid.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Jerry A. Viscione possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Viscione as the Audit Committee’s financial expert. Mr. Viscione is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2008 and October 31, 2009 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $91,000 in 2008 and $120,400 in 2009.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $4,500 in 2008 and $285 in 2009. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Equity Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to August 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $12,100 in 2008 and $12,900 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2008 and 2009; Tax Fees were 100% and 100% for 2008 and 2009; and Other Fees were 100% and 100% for 2008 and 2009.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2009.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: December 30, 2009

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: December 30, 2009